Debt Agreements - Additional Information (Details) - USD ($)								1 Months Ended														2 Months Ended	6 Months Ended	12 Months Ended
	May 29, 2020	Mar. 06, 2020	Mar. 05, 2020	Sep. 11, 2019	Aug. 14, 2019	Jun. 10, 2019	Apr. 02, 2019	Mar. 19, 2020	Feb. 26, 2020	Nov. 30, 2019	Nov. 07, 2019	Sep. 24, 2019	Apr. 30, 2019	Apr. 29, 2019	Apr. 02, 2019	Aug. 31, 2018	Jan. 31, 2018	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Aug. 31, 2016	Mar. 06, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2019	Apr. 29, 2020	Apr. 21, 2020	Jul. 09, 2019	Jun. 30, 2019
Debt Agreement (Textual)
Principal amount																													$ 83,309
Aggregate principal amount outstanding																							$ 15,544,716	$ 10,138,496	$ 10,138,496
Debt instrument maturity period, description																							InduraPower did not fulfil the requirements to maintain a balance of at least $155,159 at J.P. Morgan while the promissory note is outstanding and maintain a debt service coverage ratio of at least 1.25. Due to this breach of clauses those covenants, the promissory note holder is contractually entitled to request immediate repayment of the outstanding promissory note, and/or increase the interest rate up to an additional 18% per annum. The outstanding balance is presented as a current liability as of June 30, 2020. The promissory note holder had not requested early repayment of the loan as of the date when these financial statements were approved by the Board of Directors.
Secured loan agreement, description		The Company assumed a secured loan with FirstBank in the principal amount of $979,381 bearing interest at 5% per annum and with a maturity date of June 1, 2020. The loan is secured by certain assets of the Company's subsidiary, Sovereign Plastics. This loan is subjected to covenants, whereby Sovereign Plastics is required to meet certain financial and non-financial covenants at the end of each fiscal year. Payments in the amount of $22,404 for interest and principal were due over the two months prior to maturity, with the balance due at maturity. As of June 30, 2020, an aggregate principal amount of $942,735 was past due under this loan. On August 5, 2020, the maturity date of this loan was extended to September 15, 2020, with a single payment of all unpaid principal and accrued interest then due, and the interest rate was increased to 36% per annum for any principal balance remaining unpaid past the extended maturity date.
Common stock at a price																								$ 0.8902	$ 0.8902
Debt discount amount																							$ 39,709
Debt issuance costs																							48,500		$ 80,000
Warrant [Member]
Debt Agreement (Textual)
Warrants to purchase an aggregate shares																										158,730	283,530
Acquired Business [Member]
Debt Agreement (Textual)
Principal amount		$ 43,957																				$ 43,957
Aggregate principal amount outstanding																							42,326
Interest and principal payments, description																						Monthly principal and interest payments of approximately $1,063 are due over the term.
Secured Notes Payable [Member]
Debt Agreement (Textual)
Principal amount																							$ 942,735
Aggregate principal amount outstanding									$ 600,000
Debt instrument interest rate																							5.00%
Debt instrument maturity period, description									78.99%
Maturity date									Dec. 26, 2020														Jun. 01, 2020
Principal and interest payments									$ 19,429
PPP Loans [Member]
Debt Agreement (Textual)
Principal amount																							$ 455,184
Aggregate principal amount outstanding																							$ 455,184
Debt instrument interest rate																							1.00%
Paycheck protection program, description																							The PPP loan has a maturity of 2 years and an interest rate of 1% per annum. The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act ("CARES Act"), provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable pursuant to section 1106 of the CARES Act, after a period of up to 24 weeks, as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness shall be calculated in accordance with the requirements of the PPP, including the provisions of Section 1106 of the CARES Act, although no more than 40 percent of the amount forgiven can be attributable to non-payroll costs. Further, the amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the period of up to 24 weeks.
Convertible note payable [Member]
Debt Agreement (Textual)
Principal amount														$ 285,714									$ 285,714
Aggregate principal amount outstanding																							$ 285,714
Debt instrument interest rate														12.50%									12.50%
Maturity date														Jan. 29, 2021									Jan. 29, 2021
Original issue discount														$ 35,714
Warrants to purchase an aggregate shares														158,730
Common stock at a price														$ 0.99
Debt discount amount																							$ 138,901
Operational Finance Leases [Member]
Debt Agreement (Textual)
Principal amount		$ 64,865																				$ 64,865
Aggregate principal amount outstanding																							62,428
Interest and principal payments, description		Monthly principal and interest payments of approximately $1,680 are due over the term.
Equipment Financing Loans [Member]
Debt Agreement (Textual)
Interest and principal payments, description		Monthly principal and interest payments of approximately $2,361 are due over the term.
Fast Plastics and Strategic Equity Partners [Member]
Debt Agreement (Textual)
Principal amount		$ 165,987																				165,987
Aggregate principal amount outstanding																							165,987
Equipment Financing Loans [Member]
Debt Agreement (Textual)
Principal amount		95,810																				95,810
Aggregate principal amount outstanding																							92,165
Holder One [Member]
Debt Agreement (Textual)
Aggregate principal amount outstanding																							$ 100,000
Debt instrument interest rate																							15.00%
8% Senior Convertible Debentures [Member]
Debt Agreement (Textual)
Aggregate principal amount outstanding																													$ 25,000
Debt instrument interest rate																													8.00%
Maturity date															Dec. 31, 2020
Secured loan agreement, description															In connection with its acquisition of DragonWave and Lextrum in April 2019, ComSovereign assumed the obligations of the seller of $25,000 aggregate principal amount of 8% Senior Convertible Debentures of the seller that bore interest at the rate of 8% per annum and matured on December 31, 2019. Interest was payable semi-annually in cash or, at the seller's option, in shares of the seller's common stock at the conversion price that was equal to the lesser of (1) $8.00 or (2) 80% of the common stock price offered under the next equity offering. These debentures were past due and interest accrued at a rate of 15% per annum. As of June 30, 2020, the aggregate principal amount of $25,000 under these debentures was fully repaid.
Senior Convertible Debentures [Member]
Debt Agreement (Textual)
Aggregate principal amount outstanding																				$ 100,000
Debt instrument interest rate																		8.00%		8.00%
Maturity date																				Dec. 31, 2020
Convertible debt																		$ 300,000		$ 1,000,000
Senior convertible debentures interest percent																		8.00%		8.00%
Secured loan agreement, description																				In connection with its acquisition of DragonWave and Lextrum in April 2019, ComSovereign assumed the obligations of the seller of $100,000 aggregate principal amount of 8% Senior Convertible Debentures of the seller that bore interest at the rate of 8% per annum and matured on December 31, 2019. Interest was payable semi-annually in cash or, at the seller's option, in shares of the seller's common stock at the conversion price that was equal to the lesser of (1) $8.00 or (2) 80% of the common stock price offered under the next equity offering. As of June 30, 2020, an aggregate principal amount of $100,000 was outstanding under these debentures. These debentures are past due and interest accrues at a rate of 15% per annum.
Convertible Notes Payable [Member]
Debt Agreement (Textual)
Principal amount	$ 290,000				$ 200,000	$ 200,000													$ 137,500				$ 400,000	$ 1,872	1,872
Aggregate principal amount outstanding	$ 290,000																						2,000,000	$ 2,000,000	$ 2,000,000
Debt instrument interest rate	12.00%				18.00%					9.00%									12.00%					8.775%	8.775%			18.00%
Debt instrument maturity period, description	The full $200,000 balance was due at maturity.					Since this note was not repaid and is currently past due, interest is being accrued at a rate of 18% per annum.																			Due on September 15, 2020. Principal and interest payments of $1,872 are due quarterly.
Maturity date	Sep. 30, 2020				Sep. 01, 2019	Jul. 09, 2019				Nov. 26, 2021									Oct. 17, 2017					Sep. 15, 2020
Net proceeds received										$ 2,000,000
Secured loan agreement, description										In connection with this loan, DragonWave incurred $20,000 of debt discounts and $4,700,000 of debt issuance costs. The debt issuance costs were the result of the issuance of 1,050,000 shares of common stock of the Company and a cash payment of $80,000. For the three and six months ended June 30, 2020, $590,000 and $1,180,000 of these costs were amortized and recognized in interest expense in the Condensed Consolidated Statement of Operations, respectively. As of June 30, 2020, there were $14,167 of debt discounts and $3,329,167 of debt issuance costs remaining.
Original issue discount	$ 40,000					$ 6,000
Warrants to purchase an aggregate shares							27,778								27,778
Debt discount amount							$ 68,654								$ 68,654
Principal and interest payments																								$ 1,872
Issuance of Common stock										1,050,000
Debt issuance costs										$ 80,000					$ 37,418
Notes payable outstanding																								1,708	$ 1,708
Percentage of debt															110.00%
Issuance of warrants															$ 36,906
Promissory note [Member]
Debt Agreement (Textual)
Principal amount		409,586	$ 500,000																		$ 550,000	409,586
Aggregate principal amount outstanding		$ 379,587	$ 500,000																			379,587	$ 788,709	$ 788,709	$ 788,709
Debt instrument interest rate																					8.50%
Debt instrument maturity period, description																							This promissory note is subjected to clauses, whereby InduraPower is required to meet certain financial and non-financial terms. InduraPower did not fulfil the requirements to maintain a balance of at least $155,159 at J.P. Morgan while the promissory note is outstanding and maintain a debt service coverage ratio of at least 1.25. Due to this breach of clauses those covenants, the promissory note holder is contractually entitled to request immediate repayment of the outstanding promissory note, and/or increase the interest rate up to an additional 18% per annum. The outstanding balance is presented as a current liability as of June 30, 2020. The promissory note holder had not requested early repayment of the loan as of the date when these financial statements were approved by the Board of Directors.
Maturity date		Jun. 30, 2020	Sep. 04, 2020																		Aug. 31, 2018
Related parties agreed outstanding balance				813,709
Aggregate shares of common stock			50,000
Share price			$ 446,000
Outstanding balance due date				Feb. 28, 2020
Interest and principal payments, description																					Beginning April 1, 2017, equal monthly payments of $1,011 for interest and principal are due on the note for 60 consecutive months.
Promissory note, description																					InduraPower did not fulfil the requirements to maintain a balance of at least $155,159 at J.P. Morgan while the promissory note is outstanding and maintain a debt service coverage ratio of at least 1.25. Due to this breach of clauses, the promissory note holder is contractually entitled to request immediate repayment of the outstanding promissory note, and/or increase the interest rate up to an additional 18% per annum.
Promissory note [Member] | Warrant [Member]
Debt Agreement (Textual)
Common stock at a price																								$ 0.01	$ 0.01
Promissory Note Seven [Member]
Debt Agreement (Textual)
Principal amount											$ 450,100												$ 250,000
Aggregate principal amount outstanding											$ 200,100												$ 200,100	$ 450,100	$ 450,100
Debt instrument interest rate											133.00%												18.00%
Maturity date											Dec. 06, 2019
Interest rate increased											133.00%
October 2017 [Member]
Debt Agreement (Textual)
Principal amount																		$ 4,400,000					$ 5,000,000
Debt instrument interest rate																	8.00%
Debt instrument maturity period, description																The maturity date was extended to December 31, 2018 with new payment terms. In September 2018, the maturity date was extended to February 28, 2019 with new payment terms.	To extend the maturity date another 90 days.
Aggregate shares of common stock																							100,000
Net proceeds received																		$ 4,000,000
Promissory Note one [Member]
Debt Agreement (Textual)
Principal amount																					$ 50,000
Aggregate principal amount outstanding																							$ 18,980	21,571	21,571
Debt instrument interest rate																					7.785%
Maturity date																					Sep. 01, 2021
Promissory Note Two [Member]
Debt Agreement (Textual)
Principal amount																					$ 450,000
Aggregate principal amount outstanding																							201,179	224,288	224,288
Debt instrument interest rate																					9.00%
Maturity date																					Mar. 01, 2022
Interest and principal payments, description																					Accrued interest only payments were due monthly beginning October 1, 2016 through March 1, 2017. Monthly payments of $9,341 for interest and principal are due on this note for the following 60 consecutive months.
Promissory Note Three [Member]
Debt Agreement (Textual)
Principal amount													$ 500,000
Aggregate principal amount outstanding																								500,000	500,000
Debt instrument interest rate													12.00%
Debt instrument maturity period, description													On October 1, 2019, the maturity date was extended until September 30, 2020 and the interest rate was reduced to 10% per annum. All unpaid accrued interest from October 2017 through September 30, 2019 was converted into 150,000 shares of common stock of ComSovereign. On April 21, 2020, all unpaid accrued interest from October 1, 2019 through December 31, 2019 was converted into 14,496 shares of issued common stock of the Company. Accrued interest and the full principal balance are due at maturity. As of June 30, 2020, an aggregate principal amount of $500,000 was outstanding under this note.						On October 1, 2019, the maturity date was extended until September 30, 2020 and the interest rate was reduced to 10% per annum. All unpaid accrued interest from October 2017 through September 30, 2019 was converted into 150,000 shares of common stock of ComSovereign. Accrued interest and the full principal balance are due at maturity. As of December 31, 2019, an aggregate principal amount of $500,000 was outstanding under this note. On April 30, 2020, the Company also issued 14,496 shares of common stock in lieu of an aggregate cash interest payment payable by ComSovereign through December 31, 2019 on this outstanding note payable.
Maturity date													Oct. 17, 2017						Jul. 09, 2019
Aggregate shares of common stock													150,000						150,000
Promissory Note Eight [Member]
Debt Agreement (Textual)
Principal amount													$ 175,000										175,000
Aggregate principal amount outstanding																							401,634	175,000	175,000
Debt instrument interest rate													15.00%
Debt instrument maturity period, description													ComSovereign amended the promissory note to extend the maturity date to September 30, 2020 and to change the interest rate to 10% per annum. Both parties to the note also agreed to convert all unpaid accrued interest into 10,000 shares of common stock of ComSovereign, valued at $44,000. Accrued interest and principal are due and payable at maturity.						ComSovereign amended the promissory note to extend the maturity date to September 30, 2020 and to change the interest rate to 10% per annum. Both parties to the note also agreed to convert all unpaid accrued interest into 10,000 shares of common stock of ComSovereign, valued at $44,000. Accrued interest and principal are due and payable at maturity.
Maturity date													Nov. 30, 2017
Aggregate shares of common stock													10,000						10,000
Interest rate increased													18.00%
Promissory Note Four [Member]
Debt Agreement (Textual)
Principal amount						200,000
Aggregate principal amount outstanding																								200,000	200,000
Notes Payable [Member]
Debt Agreement (Textual)
Aggregate principal amount outstanding								$ 2,007,971															2,007,971
Debt instrument interest rate								5.00%
Maturity date								Oct. 15, 2020
Accrued interest								$ 8,428
Secured loan agreement, description																		On September 3, 2019, the promissory note was increased to $5,000,000 as all unpaid accrued interest was added to the principal balance. Additionally, the maturity date was extended to March 30, 2020 and the interest rate was changed to 10% per annum. Under this new amendment, principal and interest payments are due and payable monthly. As of June 30, 2020, an aggregate principal amount of $5,000,000 was outstanding under this note. On April 21, 2020, the maturity date of this note was extended to August 31, 2020, and the interest rate was increased to 12% per annum.
Notes Payable [Member] | Richard Taylor [Member]
Debt Agreement (Textual)
Principal amount		$ 86,866																				$ 86,866
Aggregate principal amount outstanding																							86,866
Debt instrument interest rate		3.00%																				3.00%
Maturity date		Feb. 06, 2023
Interest and principal payments, description		Monthly payments in the amount of $3,773 for principal and interest are due over the term.
Principal and interest payments		$ 3,773
10% Senior Convertible Debentures [Member]
Debt Agreement (Textual)
Aggregate principal amount outstanding												$ 250,000											250,000	250,000	250,000
Debt instrument interest rate												10.00%
Maturity date												Dec. 31, 2021
Debt discount amount																							48,300	225,000	225,000
Common stock conversion price, description												Interest is paid semi-annually in arrears in June and December of each year in cash or, at ComSovereign's option, in shares of common stock at the conversion price that was equal to the lesser of (1) $2.50 or (2) a future effective price per share of any common stock sold by ComSovereign. Upon an event of default, the interest rate shall automatically increase to 15% per annum. In connection with these debentures, ComSovereign recognized a BCF of $69,000 and a debt discount of $181,000 associated with the issuance of warrants, both of which were recorded as debt discounts. On April 21, 2020, all unpaid accrued interest through December 31, 2019 was converted into 6,700 shares of issued common stock of the Company. Also on April 21, 2020, all the outstanding warrants were exercised at $0.01 per share into 283,530 issued shares of the Company's common stock, resulting in full recognition in interest expense of the remaining debt discount of approximately $139,000 associated with the issuance of warrants. On April 30, 2020, these debentures were amended to provide for the conversion of the debentures into shares of the Company's common stock instead of ComSovereign's common stock. Additionally, the conversion price was changed from $2.50 per share to $0.756 per share.
Interest rate increased												15.00%
Debt discount, description												During the three and six months ended June 30, 2020, $151,700 and 176,700 of the costs recorded as debt discounts were amortized and recognized in interest expense in the Condensed Consolidated Statement of Operations, respectively.
New Promissory Note [Member]
Debt Agreement (Textual)
Principal amount						$ 200,000																	$ 200,000
Debt instrument interest rate						18.00%
Debt instrument maturity period, description						The full $200,000 balance was due at maturity.
Maturity date						Jul. 09, 2019
Original issue discount						$ 6,000
9% Senior Convertible Debentures [Member]
Debt Agreement (Textual)
Principal amount																													$ 1,000,000
Debt instrument interest rate																													9.00%
Senior convertible debentures interest percent																													9.00%
Warrants to purchase an aggregate shares																													100,000
Common stock at a price																													$ 5.00
Debt discount amount																													$ 1,100,000
Promissory Note Five [Member]
Debt Agreement (Textual)
Aggregate principal amount outstanding																								175,000	175,000
Promissory Note Six [Member]
Debt Agreement (Textual)
Aggregate principal amount outstanding																								$ 5,000,000	$ 5,000,000
18% Senior Convertible Debentures [Member]
Debt Agreement (Textual)
Secured loan agreement, description							In connection with its acquisition of DragonWave and Lextrum in April 2019, ComSovereign assumed the obligations of the seller of $25,000 aggregate principal amount of 8% Senior Convertible Debentures of the seller that bore interest at the rate of 8% per annum and matured on December 31, 2019. Interest was payable semi-annually in cash or, at the seller's option, in shares of the seller's common stock at the conversion price that was equal to the lesser of (1) $8.00 or (2) 80% of the common stock price offered under the next equity offering. As of December 31, 2019, an aggregate principal amount of $25,000 was outstanding under these debentures. These debentures are past due and interest accrues at a rate of 15% per annum.